BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.8%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(b)
........... USD 5,800 $ 5,800,960
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40 ................ 128 134,019
Total Asset-Backed Securities — 0.8%
(Cost: $5,927,697) ............................... 5,934,979
Foreign Agency Obligations — 0.1%
Mexico — 0.1%
Petroleos Mexicanos:
Series 13-2, 7.19%, 09/12/24 ......... MXN 12 56,880
5.35%, 02/12/28 .................. USD 39 38,257
6.50%, 01/23/29 .................. 154 159,390
6.84%, 01/23/30 .................. 237 243,933
7.69%, 01/23/50 .................. 80 76,700
575,160
Total Foreign Agency Obligations — 0.1%
(Cost: $565,249) ................................. 575,160
Foreign Government Obligations — 3.5%
China — 3.1%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 63,280 9,454,543
2.41%, 06/19/25 .................. 10,500 1,592,297
2.85%, 06/04/27 .................. 7,400 1,129,817
2.68%, 05/21/30 .................. 63,920 9,499,572
21,676,229
Colombia — 0.2%
Republic of Colombia:
4.50%, 03/15/29 .................. USD 262 285,138
3.13%, 04/15/31 .................. 810 791,167
1,076,305
Indonesia — 0.0%
Republic of Indonesia, 6.50%
,
02/15/31 ..... IDR 2,214,000 151,392
Mexico — 0.1%
United Mexican States, 2.66%
,
05/24/31 .... USD 870 849,501
Panama — 0.1%
Republic of Panama, 2.25%
,
09/29/32 ...... 305 292,381
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
230 238,524
Total Foreign Government Obligations — 3.5%
(Cost: $23,251,429) ............................... 24,284,332
Non-Agency Mortgage-Backed Securities — 8.0%
Commercial Mortgage-Backed Securities — 7.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.95%, 09/15/34
(a)(b)
.......... 2,760 2,760,001
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 09/15/34
(a)(b)
.... 427 427,134
BFLD Trust
(a)(b)
:
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 1.16%, 10/15/34 .... 45 45,056
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 1.22%, 10/15/35 .... 1,984 1,996,340
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 0.99%, 10/15/36
(b)
... 1,405 1,406,808
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 10/15/36
(b)
... USD 2,897 $ 2,899,662
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.42%, 11/15/32
(b)
... 2,122 2,127,328
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,665,900
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.73%, 05/15/38
(b)
... 1,470 1,469,559
BX Trust
(a)
:
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 0.87%, 05/15/30
(b)
... 282 282,347
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 3,955 4,260,575
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.27%, 01/15/34
(b)
... 450 450,000
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.43%, 06/15/23
(b)
... 780 780,000
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
...................... 810 828,428
CHT Mortgage Trust, Series 2017-CSMO,
Class A, (LIBOR USD 1 Month + 0.93%),
1.00%, 11/15/36
(a)(b)
................ 460 460,428
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.38%, 12/10/49
(b)
735 810,517
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
.................... 100 102,272
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 297 328,601
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
.................... 4,050 4,212,597
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.17%, 06/15/34
(a)(b)
.. 923 908,320
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
...................... 972 1,003,461
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
.................... 658 742,502
Series 2019-C16, Class A3, 3.33%, 06/15/52 2,205 2,408,521
Series 2019-C17, Class C, 3.93%, 09/15/52 863 919,366
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.87%, 02/15/38
(a)(b)
.......... 630 630,749
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.11%,
12/15/36
(a)(b)
..................... 1,907 1,908,181
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.07%, 11/15/37
(a)(b)
......... 3,800 3,819,158
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
..... 200 205,514
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.22%,
05/15/38
(a)(b)
..................... 100 100,425
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
..... 526 554,303
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
:
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.44%, 10/15/33 .... 1,400 1,403,488
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.84%, 10/15/33 .... 400 401,376
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.12%, 12/15/36 .... 986 983,079

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KKR Industrial Portfolio Trust
(a)(b)
:
Series 2020-AIP, Class A, (LIBOR USD 1
Month + 1.04%), 1.11%, 03/15/37 .... USD 396 $ 396,680
Series 2021-KDIP, Class B, (LIBOR USD 1
Month + 0.80%), 0.87%, 12/15/37 .... 140 139,958
Morgan Stanley Capital I Trust
(b)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 . 533 605,179
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 07/15/35
(a)
... 1,480 1,480,895
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 0.97%,
10/15/37
(a)(b)
..................... 464 464,289
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 05/15/31
(a)(b)
.... 2,180 2,185,463
50,574,460
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
BANK:
Series 2020-BN29, Class XA, 1.46%,
11/15/53 ..................... 2,776 286,142
Series 2021-BN33, Class XA, 1.18%,
05/15/64 ..................... 9,669 791,147
Benchmark Mortgage Trust:
Series 2020-B20, Class XA, 1.74%,
10/15/53 ..................... 16,396 1,777,436
Series 2020-B21, Class XA, 1.57%,
12/17/53 ..................... 2,728 296,439
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.72%,
11/15/51 ..................... 3,477 114,428
Series 2019-C16, Class XA, 1.72%,
06/15/52 ..................... 10,223 1,021,791
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.63%, 10/15/52 ....... 7,692 737,431
Wells Fargo Commercial Mortgage Trust, Series
2021-C59, Class XA, 1.69%, 04/15/54 ... 2,494 292,204
5,317,018
Total Non-Agency Mortgage-Backed Securities — 8.0%
(Cost: $55,336,892) ............................... 55,891,478
U.S. Government Sponsored Agency Securities — 62.0%
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 4,100 4,858,538
Federal National Mortgage Association Variable
Rate Notes, Series 1996-W1, Class AL,
7.25%, 03/25/26
(b)
................. 2 1,700
4,860,238
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(b)
................. 2,662 223,847
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,187 1,271,483
Series 2014-27, Class VC, 4.00%, 05/25/31 3,236 3,329,488
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46
(c)
................. 500 531,049
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(b)
.............. 908 1,059,659
6,415,526
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ USD 2,091 $ 2,214,072
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,492 1,574,583
3,788,655
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ....... 2,357 343,274
Series 2020-32, Class PI, 4.00%, 05/25/50 2,435 353,334
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 2,488 333,939
Series 2020-146, Class DI, 2.50%, 10/20/50 3,066 387,111
Series 2020-162, Class TI, 2.50%, 10/20/50 5,387 681,169
Series 2020-175, Class DI, 2.50%, 11/20/50 1,065 134,992
Series 2020-185, Class MI, 2.50%, 12/20/50 3,604 479,556
2,713,375
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
. 166,237 23,007
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K094, Class X1, 1.02%, 06/25/29 .. 2,800 176,301
Series K105, Class X1, 1.64%, 03/25/53 .. 10,124 1,159,229
Series K107, Class X1, 1.71%, 01/25/30 .. 2,472 296,824
Series K109, Class X1, 1.70%, 04/25/30 .. 1,899 226,964
Series K110, Class X1, 1.81%, 04/25/30 .. 795 101,530
Series K113, Class X1, 1.49%, 06/25/30 .. 3,200 346,151
Series K115, Class X1, 1.43%, 06/25/30 .. 3,908 408,492
Series K116, Class X1, 1.53%, 07/25/30 .. 1,409 155,255
Series K119, Class X1, 1.03%, 09/25/30 .. 2,365 176,350
Series K120, Class X1, 1.13%, 10/25/30 .. 14,110 1,164,508
Series K122, Class X1, 0.97%, 11/25/30 .. 3,433 245,533
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(b)
.......... 3,278 579,763
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2005-9, 0.30%, 01/16/45 ........ 828 6
Series 2005-50, 0.38%, 06/16/45 ....... 1,551 9,559
Series 2006-30, 2.72%, 05/16/46 ....... 436 31
Series 2016-22, 0.77%, 11/16/55 ....... 16,628 594,844
Series 2016-45, 0.89%, 02/16/58 ....... 8,407 418,786
Series 2016-92, 0.81%, 04/16/58 ....... 2,444 113,368
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 8,562 541,390
Series 2016-151, 1.02%, 06/16/58 ...... 7,213 411,659
Series 2017-30, 0.61%, 08/16/58 ....... 3,594 141,212
Series 2017-44, 0.67%, 04/17/51 ....... 3,672 147,773
Series 2017-53, 0.62%, 11/16/56 ....... 10,810 445,837
Series 2017-61, 0.73%, 05/16/59 ....... 2,907 152,255
Series 2017-64, 0.75%, 11/16/57 ....... 1,935 103,201
8,139,828
Mortgage-Backed Securities — 58.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 ........... 1,347 1,417,480
3.00%, 09/01/27 - 12/01/46 ........... 2,386 2,531,544
3.50%, 04/01/42 - 01/01/48 ........... 1,798 1,963,062
4.00%, 08/01/40 - 12/01/45 ........... 1,680 1,853,288
4.50%, 02/01/39 - 08/01/48 ........... 2,135 2,365,027
5.00%, 04/01/36 - 11/01/48 ........... 857 975,835
5.50%, 06/01/41 .................. 756 878,506

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
3.50%, 11/01/46 .................. USD 1,332 $ 1,433,371
4.00%, 01/01/41 .................. 42 45,736
Government National Mortgage Association:
2.00%, 07/15/51
(d)
................. 16,846 17,156,598
2.50%, 07/15/51
(d)
................. 13,604 14,077,808
3.00%, 02/15/45 .................. 167 174,981
3.00%, 07/15/51 - 08/15/51
(d)
.......... 25,611 26,718,682
3.50%, 01/15/42 - 10/20/46 ........... 9,366 10,001,990
3.50%, 07/15/51
(d)
................. 3,358 3,524,862
4.00%, 04/20/39 - 05/20/50 ........... 4,701 5,071,728
4.00%, 07/15/51
(d)
................. 1,746 1,843,735
4.50%, 12/20/39 - 08/20/50 ........... 4,462 4,889,687
5.00%, 12/15/38 - 07/20/41 ........... 1,621 1,843,069
7.00%, 06/15/23 - 11/15/23 ........... —
(e)
20
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(d)
................. 6,528 6,606,668
2.00%, 10/01/31 - 03/01/32 ........... 795 823,231
2.00%, 07/25/36 - 09/25/51
(d)
.......... 91,116 92,008,567
2.50%, 04/01/30 - 12/01/35 ........... 9,027 9,512,469
2.50%, 07/25/51 - 08/25/51
(d)
.......... 71,200 73,549,051
3.00%, 04/01/28 - 09/01/50 ........... 34,044 35,947,860
3.00%, 07/25/36 - 07/25/51
(d)
.......... 2,642 2,754,829
3.50%, 11/01/28 - 08/01/50 ........... 26,375 28,563,012
3.50%, 07/25/36 - 07/25/51
(d)
.......... 359 379,072
4.00%, 09/01/33 - 03/01/51 ........... 31,958 34,339,136
4.00%, 07/25/51 - 08/25/51
(d)
.......... 8,600 9,160,664
4.50%, 02/01/25 - 07/01/48 ........... 5,087 5,622,134
5.00%, 11/01/32 - 05/01/49 ........... 1,478 1,640,898
5.00%, 07/25/51
(d)
................. 2,157 2,363,937
5.50%, 02/01/35 - 04/01/41 ........... 2,390 2,760,544
6.00%, 05/01/33 - 06/01/41 ........... 2,189 2,568,823
6.50%, 05/01/40 .................. 486 574,214
407,942,118
Total U.S. Government Sponsored Agency Securities — 62.0%
(Cost: $433,744,677) .............................. 433,859,740
U.S. Treasury Obligations — 61.7%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 3,503 4,812,906
4.50%, 08/15/39 .................. 1,760 2,481,463
4.38%, 11/15/39 .................. 1,760 2,448,394
4.63%, 02/15/40 .................. 1,743 2,502,022
3.88%, 08/15/40 .................. 1,743 2,291,568
3.13%, 02/15/43 .................. 6,770 8,089,092
2.88%, 05/15/43 - 11/15/46 ........... 13,280 15,341,698
3.63%, 08/15/43 .................. 6,770 8,719,548
3.75%, 11/15/43 .................. 6,770 8,886,683
2.50%, 02/15/45 .................. 6,264 6,777,354
2.75%, 11/15/47 .................. 6,264 7,130,683
3.00%, 02/15/48 .................. 12,774 15,227,007
2.25%, 08/15/49 .................. 9,205 9,535,805
U.S. Treasury Notes:
1.13%, 07/31/21
(f)
................. 29,290 29,316,209
1.75%, 07/31/21 - 11/15/29 ........... 76,690 78,259,648
1.50%, 01/31/22 - 02/15/30 ........... 28,190 28,430,960
2.13%, 12/31/22 - 05/15/25 ........... 40,360 42,193,929
0.50%, 03/15/23 - 05/31/27 ........... 35,575 35,179,422
0.25%, 04/15/23 .................. 8,835 8,839,832
2.75%, 05/31/23 .................. 13,020 13,644,553
2.25%, 11/15/24 - 08/15/27 ........... 27,938 29,694,238
2.00%, 02/15/25 .................. 16,270 17,083,500
0.38%, 04/30/25 .................. 14,918 14,757,748
1.50%, 08/15/26
(g)
................. 18,880 19,440,500
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63%, 03/31/27 .................. USD 5,911 $ 5,783,082
2.88%, 08/15/28 .................. 3,910 4,348,500
3.13%, 11/15/28 .................. 3,910 4,423,340
1.63%, 08/15/29 .................. 6,070 6,208,235
Total U.S. Treasury Obligations — 61.7%
(Cost: $421,718,150) .............................. 431,847,919
Total Long-Term Investments — 136.1%
(Cost: $940,544,094) .............................. 952,393,608
Short-Term Securities — 2.9%
Certificates of Deposit — 2.5%
Yankee — 2.5%
(h)
Credit Suisse AG, New York, 0.30%, 09/01/21 17,400 17,405,107
Total Certificates of Deposit — 2.5%
(Cost: $17,400,000) ............................... 17,405,107
Shares
Shares
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(i)(j)
................... 2,590,342 2,590,342
Total Money Market Funds — 0.4%
(Cost: $2,590,342) ............................... 2,590,342
Total Short-Term Securities — 2.9%
(Cost: $19,990,342) ............................... 19,995,449
Total Options Purchased — 0.3%
(Cost: $1,202,801) ............................... 2,172,696
Total Investments Before Options Written and TBA Sale
Commitments — 139.3%
(Cost: $961,737,237 ) .............................. 974,561,753
Total Options Written — (0.6)%
(Premium Received — $4,626,947) .................... (4,306,130)
Par (000)
Pa r (000)
TBA Sale Commitments — (16.0)%
(d)
Mortgage-Backed Securities — (16.0)%
Government National Mortgage Association:
2.50% ,  07/15/51 .................. 27 (27,941)
3.00% ,  07/15/51 .................. 600 (626,027)
3.50% ,  07/15/51 .................. 420 (440,893)
4.00% ,  07/15/51 .................. 446 (470,966)
4.50% ,  07/15/51 .................. 1,906 (2,031,081)
5.00% ,  07/15/51 .................. 185 (199,309)
Uniform Mortgage-Backed Securities:
2.50% ,  07/25/36 - 07/25/51 ........... 23,958 (24,793,171)
3.00% ,  07/25/36 - 08/25/51 ........... 11,082 (11,557,092)
3.50% ,  07/25/36 - 07/25/51 ........... 1,898 (2,004,636)
2.00% ,  07/25/51 - 08/25/51 ........... 42,597 (42,961,026)
4.00% ,  07/25/51 - 08/25/51 ........... 22,496 (23,957,919)

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% ,  07/25/51 .................. USD 2,388 $ (2,568,966)
Total TBA Sale Commitments — (16.0)%
(Proceeds: $111,698,372) .......................... (111,639,027)
Total Investments Net of Options Written and TBA Sale
Commitments — 122.7%
(Cost: $845,411,918 ) .............................. 858,616,596
Liabilities in Excess of Other Assets — (22.7)% ............ (158,628,119)
Net Assets — 100.0% ............................... $ 699,988,477
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Rounds to less than 1,000.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)
Issuer is a U.S. branch of a foreign domiciled bank.
(i)
Annualized 7-day yield as of period end.
(j)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 28,606,884 $ — $ (26,016,542) $ — $ — $ 2,590,342 2,590,342 $ 3,801 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.06% 06/30/21 07/01/21   $ 29,217,500 $ 29,217,549 U.S. Treasury Obligations Overnight

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 103 09/21/21 $ 16,538 $ 435,164
U.S. Treasury 2 Year Note .................................................... 220 09/30/21 48,470 (80,770)
U.S. Treasury 5 Year Note .................................................... 43 09/30/21 5,305 100
354,494
Short Contracts
U.S. Treasury 10 Year Note ................................................... 68 09/21/21 9,005 (15,629)
U.S. Treasury 10 Year Ultra Note ............................................... 122 09/21/21 17,942 (93,861)
U.S. Treasury Ultra Bond .................................................... 78 09/21/21 15,015 (473,575)
(583,065)
$ (228,571)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 454,259 USD 90,000 Royal Bank of Canada 07/02/21 $ 1,330
BRL 373,703 USD 70,000 UBS AG 07/02/21 5,134
USD 90,000 BRL 446,940 Bank of America NA 07/02/21 141
KZT 9,890,552 USD 22,540 Deutsche Bank AG 07/15/21 564
CLP 52,150,000 USD 70,000 Barclays Bank plc 07/21/21 976
MXN 1,435,778 USD 70,000 BNP Paribas SA 07/21/21 1,854
PLN 191,313 USD 50,000 Credit Agricole Corporate & Investment Bank SA 07/21/21 179
USD 107,230 EUR 90,000 Commonwealth Bank of Australia 07/21/21 469
USD 50,000 JPY 5,512,235 ANZ Banking Group Ltd. 07/21/21 375
USD 90,000 ZAR 1,276,565 Credit Agricole Corporate & Investment Bank SA 07/21/21 821
USD 90,000 BRL 445,399 Citibank NA 08/03/21 767
MXN 3,766,368 USD 181,679 UBS AG 08/24/21 5,998
USD 2,993,865 CNY 19,417,310 HSBC Bank plc 08/24/21 3,413
USD 82,779 CNY 536,000 Morgan Stanley & Co. International plc 08/24/21 230
USD 124,050 IDR 1,798,848,803 Standard Chartered Bank 08/24/21 1,334
USD 144,587 MXN 2,878,773 Barclays Bank plc 08/24/21 1,138
USD 69,176 MXN 1,369,731 State Street Bank and Trust Co. 08/24/21 923
MXN 72,754,000 USD 3,533,634 Citibank NA 09/15/21 80,913
USD 294,955 CAD 357,000 Bank of America NA 09/15/21 6,968
USD 4,192,357 CNY 26,940,504 Citibank NA 09/15/21 49,921
USD 479,518 CNY 3,116,387 Deutsche Bank AG 09/15/21 335
USD 1,067,045 CNY 6,936,131 Goldman Sachs International 09/15/21 529
USD 3,568,896 CNY 23,200,000 Natwest Markets plc 09/15/21 1,609
USD 3,647,878 MXN 72,754,000 Royal Bank of Canada 09/15/21 33,331
199,252
USD 70,000 BRL 373,842 Natwest Markets plc 07/02/21 (5,162)
COP 261,117,500 USD 70,000 BNP Paribas SA 07/21/21 (488)
IDR 873,000,000 USD 60,000 Barclays Bank plc 07/21/21 (165)
JPY 5,520,562 USD 50,000 Morgan Stanley & Co. International plc 07/21/21 (300)
MXN 1,977,325 USD 100,000 Bank of America NA 07/21/21 (1,044)
PLN 189,243 USD 50,000 State Street Bank and Trust Co. 07/21/21 (364)
USD 70,000 CLP 51,688,000 Barclays Bank plc 07/21/21 (348)
USD 50,000 KRW 56,597,500 Citibank NA 07/21/21 (84)
USD 70,000 MXN 1,451,323 State Street Bank and Trust Co. 07/21/21 (2,632)
USD 50,000 PLN 191,714 Morgan Stanley & Co. International plc 07/21/21 (284)
BRL 448,362 USD 90,000 Bank of America NA 08/03/21 (174)
CNY 1,929,525 USD 300,320 Goldman Sachs International 08/24/21 (3,155)
USD 33,556 MXN 674,402 Royal Bank of Canada 08/24/21 (49)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 423,969 CNY 2,761,481 HSBC Bank plc 09/15/21 $ (643)
USD 1,380,731 CNY 8,980,000 Morgan Stanley & Co. International plc 09/15/21 (55)
(14,947)
$ 184,305
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 7 07/23/21 USD 131.00 USD 700 $ 766
90-day Eurodollar September 2021 Futures .......... 683 09/10/21 USD 99.75 USD 170,750 209,169
90-day Eurodollar September 2021 Futures .......... 1,507 09/10/21 USD 99.38 USD 376,750 1,450,487
90-day Eurodollar December 2021 Futures .......... 2,013 12/10/21 USD 99.38 USD 503,250 427,763
$ 2,088,185
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 17,800 $ 84,511
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 4 07/23/21 USD 133.50 USD 400 $ (688)
Put
U.S. Treasury 10 Year Note ...................... 3 07/23/21 USD 129.00 USD 300 (47)
90-day Eurodollar September 2021 Futures ........... 676 09/10/21 USD 99.00 USD 169,000 (207,025)
90-day Eurodollar September 2021 Futures ........... 683 09/10/21 USD 99.50 USD 170,750 (42,688)
90-day Eurodollar September 2021 Futures ........... 831 09/10/21 USD 99.13 USD 207,750 (389,529)
(639,289)
$ (639,977)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.68 % USD 13,825 $ (353,999)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 13,825 (392,447)
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/03/21 1.70 USD 6,914 (186,025)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 11/03/21 1.75 % USD 6,914 $ (211,327)
10-Year Interest Rate Swap
(a)
1.56% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 3,825 (76,349)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 3,000 (95,983)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 15,000 (563,706)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 14,900 (693,440)
(2,573,276)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Deutsche Bank AG 10/20/21 1.68 USD 13,825 (113,665)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 13,825 (99,575)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 11/03/21 1.70 USD 6,914 (61,083)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 11/03/21 1.75 USD 6,914 (51,916)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 3,825 (64,267)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 3,000 (43,905)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 15,000 (221,200)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 14,900 (289,065)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 7,649 (100,194)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Deutsche Bank AG 06/15/26 3.04 USD 3,665 (48,007)
(1,092,877)
$ (3,666,153)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 1,683 $ 613 $ — $ 613
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 1,683 746 — 746
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 1,165 307 — 307
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 2,719 (259) — (259)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 959 (547) — (547)
3 month LIBOR Quarterly 0.89% Semi-Annual N/A 06/04/26 USD 11,900 (30,448) — (30,448)
1.03% Semi-Annual 3 month LIBOR Quarterly N/A 06/04/26 USD 11,900 (50,619) — (50,619)
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 2,600 (298,697) — (298,697)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 (115,032) — (115,032)
2.17% Semi-Annual 3 month LIBOR Quarterly 06/16/26
(a)
06/16/31 USD 3,908 (31,959) — (31,959)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 7,406 (65,106) (545) (64,561)
$ (591,001) $ (545) $ (590,456)
(a)
Forward swap.

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.50% At Termination 04/28/31 USD 3,455 $ (24,971) $ — $ (24,971)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 2,553 28,979 — 28,979
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 5,503 22,844 — 22,844
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 313 (29,480) — (29,480)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 490 (45,932) — (45,932)
$ (48,560) $ — $ (48,560)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly BNP Paribas SA 06/20/26 USD 20 $ 341 $ 360 $ (19)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 60 1,023 1,060 (37)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 40 682 795 (113)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 853 994 (141)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 853 959 (106)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 341 374 (33)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 40 682 747 (65)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 42 716 835 (119)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 853 994 (141)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 60 (199) (174) (25)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 60 (199) (29) (170)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 50 (166) (36) (130)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 98 (325) 24 (349)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 50 (166) — (166)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 60 (199) (58) (141)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 60 (199) (58) (141)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 60 (199) (72) (127)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 72 (239) 17 (256)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 40 (133) (19) (114)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 (166) (25) (141)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 (166) (37) (129)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 40 (133) (20) (113)
$ – $ – $ –
$ 3,855 $ 6,631 $ (2,776)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 356,555 $ 7,132 $ — $ 7,132
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 356,555 (7,271) — (7,271)
1 day
BZDIOVER At Termination
7.21%
At Termination Citibank NA N/A 01/02/24 BRL 3,086 (5,216) — (5,216)
1 day
BZDIOVER At Termination
7.61%
At Termination Citibank NA N/A 01/02/24 BRL 1,655 (290) — (290)
1 day
BZDIOVER At Termination
7.70%
At Termination Citibank NA N/A 01/02/24 BRL 215 53 — 53

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly
2.89%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 CNY 50,000 $ 29,129 $ — $ 29,129
1 day
BZDIOVER At Termination
8.42%
At Termination Citibank NA N/A 01/02/29 BRL 690 (1,542) — (1,542)
1 day
BZDIOVER At Termination
8.29%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 963 (3,738) — (3,738)
$ 18,257 $ — $ 18,257
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
1 week CNREPOFI .................................... China Fixing Repo Rates 3.10
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CNREPOFI Day China Fixing Repo Rates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 5,934,979 $ — $ 5,934,979
Foreign Agency Obligations ................................. — 575,160 — 575,160
Foreign Government Obligations .............................. — 24,284,332 — 24,284,332
Non-Agency Mortgage-Backed Securities ........................ — 55,891,478 — 55,891,478
U.S. Government Sponsored Agency Securities .................... — 433,328,691 531,049 433,859,740
U.S. Treasury Obligations ................................... — 431,847,919 — 431,847,919
Short-Term Securities:
Certificates of Deposit ..................................... — 17,405,107 — 17,405,107
Money Market Funds ...................................... 2,590,342 — — 2,590,342
Options Purchased:
Interest rate contracts ...................................... 2,088,185 84,511 — 2,172,696
Liabilities:
Investments:
TBA Sale Commitments .................................... — (111,639,027) — (111,639,027)
$ 4,678,527 $ 857,713,150 $ 531,049 $ 862,922,726
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 199,252 $ — $ 199,252
Interest rate contracts ....................................... 435,264 37,980 — 473,244
Other contracts ........................................... — 51,823 — 51,823
Liabilities:
Credit contracts ........................................... — (2,776) — (2,776)
Foreign currency exchange contracts ............................ — (14,947) — (14,947)
Interest rate contracts ....................................... (1,303,812) (4,276,332) — (5,580,144)
Other contracts ........................................... — (100,383) — (100,383)
$ (868,548) $ (4,105,383) $ — $ (4,973,931)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $29,217,549 are categorized as Level 2 within the disclosure hierarchy.